Derivative Instruments - Details of Fair Values of the Above Derivatives Recorded in Assets or Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedged items [line items]
Short-term derivative financial assets	₩ 30,110	₩ 8,704
Long-term derivative financial assets	187,484	155,991
Short-term derivative financial liabilities	52	77
Long-term derivative financial liabilities	(321,084)	(375,083)
Derivative financial liabilities	(321,136)	₩ (375,160)
Cash flow hedge [member]
Disclosure of detailed information about hedged items [line items]
Derivative financial assets	182,661
Derivative financial liabilities	(111)
Fair value [member]
Disclosure of detailed information about hedged items [line items]
Derivative financial assets	182,661
Derivative financial liabilities	(111)
Fixed-to-fixed cross currency swap, Jul. 20, 2007 [member] | Cash flow hedge [member]
Disclosure of detailed information about hedged items [line items]
Short-term derivative financial assets	427
Long-term derivative financial assets	74,555
Fixed-to-fixed cross currency swap, Jul. 20, 2007 [member] | Fair value [member]
Disclosure of detailed information about hedged items [line items]
Short-term derivative financial assets	427
Long-term derivative financial assets	74,555
Fixed-to-fixed cross currency swap, Jul. 20, 2007 [member] | Cash flow hedge [member]
Disclosure of detailed information about hedged items [line items]
Long-term derivative financial assets	75,069
Fixed-to-fixed cross currency swap, Jul. 20, 2007 [member] | Fair value [member]
Disclosure of detailed information about hedged items [line items]
Long-term derivative financial assets	75,069
Fixed to fixed Cross Currency Swap Three [member] | Cash flow hedge [member]
Disclosure of detailed information about hedged items [line items]
Long-term derivative financial assets	30,150
Fixed to fixed Cross Currency Swap Three [member] | Fair value [member]
Disclosure of detailed information about hedged items [line items]
Long-term derivative financial assets	30,150
Floating-to-fixed interest rate swap, Dec. 20, 2016 [member] | Cash flow hedge [member]
Disclosure of detailed information about hedged items [line items]
Short-term derivative financial liabilities	(52)
Long-term derivative financial liabilities	(59)
Floating-to-fixed interest rate swap, Dec. 20, 2016 [member] | Fair value [member]
Disclosure of detailed information about hedged items [line items]
Short-term derivative financial liabilities	(52)
Long-term derivative financial liabilities	(59)
Floating-to-fixed cross currency interest rate swap, Mar. 7, 2013 [member] | Cash flow hedge [member]
Disclosure of detailed information about hedged items [line items]
Long-term derivative financial assets	2,460
Floating-to-fixed cross currency interest rate swap, Mar. 7, 2013 [member] | Fair value [member]
Disclosure of detailed information about hedged items [line items]
Long-term derivative financial assets	₩ 2,460